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May 3, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE:  RiverSource Variable Annuity Account ("Registrant")
          RiverSource(R) FlexChoice Select Variable Annuity RiverSource(R) FlexChoice Variable Annuity RiverSource(R) AccessChoice Select Variable Annuity Evergreen Pathways Select Variable Annuity
          Evergreen Pathways Variable Annuity
          Evergreen Privilege Variable Annuity
          Wells Fargo Advantage Choice Variable Annuity
          Wells Fargo Advantage Choice Select Variable Annuity

          File Nos.: 333-139759/811-7195

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-2237 or Boba Selimovic at (612) 671-7449.

Very truly yours,


/s/ Rodney J. Vessels
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Rodney J. Vessels
Assistant General Counsel and
Assistant Secretary